Lease Liability (Details 1)	Mar. 31, 2019 USD ($)
Remainder of 2019	$ 65,481
2020	16,695
Total lease payments	82,176
Less: Imputed interest	(3,091)
Present value of lease liabilities	79,085
Current portion	62,550
Non-current portion	16,535
Related Party [Member]
Remainder of 2019	481,296
2020	221,949
Total lease payments	703,245
Less: Imputed interest	(26,619)
Present value of lease liabilities	676,626
Current portion	501,327
Non-current portion	175,299
Others [Member]
Remainder of 2019	415,815
2020	205,254
Total lease payments	621,069
Less: Imputed interest	(23,528)
Present value of lease liabilities	597,541
Current portion	438,777
Non-current portion	$ 158,764